Premises, Equipment and Other Assets, Premises and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 21,390	$ 21,175
Accumulated depreciation and amortization	12,495	11,866
Net book value, premises and equipment	8,895	9,309
Premises, Equipment and Other Assets Textual [Abstract]
Depreciation and amortization expense for premises and equipment	1,400	1,400	$ 1,300
Net gain (loss) on disposition of premises and equipment	71	82	$ 32
Land [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	1,808	1,857
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	9,504	9,499
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	7,449	7,189
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	2,597	2,597
Finance lease ROU assets [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 32	$ 33